Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
January 31, 2026
IVE-NPRT1-0426
1.9885310.108
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 5.9%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Wesfarmers Ltd	66,064	3,857,995
Financials - 1.9%
Capital Markets - 1.1%
Macquarie Group Ltd	34,280	5,095,472
Insurance - 0.8%
QBE Insurance Group Ltd	290,587	4,018,486
TOTAL FINANCIALS		9,113,958
Health Care - 0.4%
Biotechnology - 0.4%
CSL Ltd	14,985	1,904,500
Materials - 2.8%
Metals & Mining - 2.8%
BHP Group Ltd	161,008	5,704,000
Rio Tinto PLC	73,744	6,818,534
TOTAL MATERIALS		12,522,534
TOTAL AUSTRALIA		27,398,987
AUSTRIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Raiffeisen Bank International AG	82,083	4,167,704
CANADA - 10.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc Class B	47,682	1,809,884
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Canadian Natural Resources Ltd	115,640	4,323,637
Suncor Energy Inc	85,136	4,524,785
TOTAL ENERGY		8,848,422
Financials - 4.0%
Banks - 2.4%
Bank of Nova Scotia/The	68,335	5,137,173
Toronto Dominion Bank	65,216	6,128,855
		11,266,028
Insurance - 1.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,838	3,050,049
Manulife Financial Corp	113,899	4,362,841
		7,412,890
TOTAL FINANCIALS		18,678,918
Information Technology - 1.1%
IT Services - 1.1%
CGI Inc Class A	57,453	4,951,272
Materials - 2.6%
Metals & Mining - 2.6%
Barrick Mining Corp	262,111	12,047,254
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,265	197,072
Utilities - 0.3%
Electric Utilities - 0.3%
Fortis Inc/Canada	30,077	1,612,517
TOTAL CANADA		48,145,339
CHINA - 1.5%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Prosus NV Class N	64,546	3,720,721
Consumer Staples - 0.7%
Food Products - 0.7%
Wilmar International Ltd	1,186,600	3,169,877
TOTAL CHINA		6,890,598
DENMARK - 2.4%
Health Care - 1.3%
Pharmaceuticals - 1.3%
Novo Nordisk A/S Series B	97,786	5,756,837
Industrials - 1.1%
Electrical Equipment - 1.1%
Vestas Wind Systems A/S	175,051	5,344,504
TOTAL DENMARK		11,101,341
FINLAND - 0.9%
Information Technology - 0.9%
Communications Equipment - 0.9%
Nokia Oyj	662,866	4,277,250
FRANCE - 9.5%
Consumer Discretionary - 1.2%
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	8,784	5,715,042
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Carrefour SA	168,840	2,779,909
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	57,383	4,174,447
Financials - 2.6%
Banks - 2.6%
BNP Paribas SA	42,413	4,601,645
Credit Agricole SA	142,827	3,104,331
Societe Generale SA Series A	48,372	4,246,876
TOTAL FINANCIALS		11,952,852
Industrials - 2.2%
Construction & Engineering - 1.8%
Eiffage SA	24,839	3,692,237
Vinci SA	31,428	4,529,595
		8,221,832
Professional Services - 0.4%
Teleperformance SE	33,388	2,168,714
TOTAL INDUSTRIALS		10,390,546
Information Technology - 0.6%
IT Services - 0.6%
Capgemini SE	18,398	2,871,598
Real Estate - 0.5%
Retail REITs - 0.5%
Klepierre SA	64,530	2,490,358
Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	138,964	4,149,495
TOTAL FRANCE		44,524,247
GERMANY - 6.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Deutsche Telekom AG	127,170	4,261,776
Consumer Discretionary - 1.4%
Automobiles - 0.8%
Mercedes-Benz Group AG	53,853	3,702,387
Hotels, Restaurants & Leisure - 0.6%
TUI AG (b)	272,817	2,926,204
TOTAL CONSUMER DISCRETIONARY		6,628,591
Financials - 1.2%
Insurance - 1.2%
Allianz SE	12,385	5,478,033
Health Care - 1.4%
Health Care Providers & Services - 0.4%
Fresenius Medical Care AG	45,543	2,053,973
Pharmaceuticals - 1.0%
Bayer AG	85,148	4,513,764
TOTAL HEALTH CARE		6,567,737
Industrials - 2.0%
Industrial Conglomerates - 1.4%
Siemens AG	21,500	6,555,507
Machinery - 0.6%
Daimler Truck Holding AG	54,566	2,658,895
TOTAL INDUSTRIALS		9,214,402
TOTAL GERMANY		32,150,539
HONG KONG - 1.4%
Financials - 1.0%
Insurance - 1.0%
AIA Group Ltd	390,800	4,521,144
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Sun Hung Kai Properties Ltd	122,500	1,971,683
TOTAL HONG KONG		6,492,827
ISRAEL - 0.4%
Information Technology - 0.4%
Software - 0.4%
Nice Ltd (b)	16,128	1,727,925
ITALY - 2.5%
Financials - 1.5%
Banks - 1.5%
Banca Monte dei Paschi di Siena SpA	245,454	2,550,366
UniCredit SpA	52,525	4,589,624
TOTAL FINANCIALS		7,139,990
Utilities - 1.0%
Electric Utilities - 1.0%
Enel SpA	407,634	4,513,838
TOTAL ITALY		11,653,828
JAPAN - 22.5%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.6%
NTT Inc	2,890,200	2,902,191
Wireless Telecommunication Services - 0.7%
KDDI Corp	194,600	3,288,117
TOTAL COMMUNICATION SERVICES		6,190,308
Consumer Discretionary - 3.6%
Automobiles - 2.0%
Subaru Corp	111,900	2,413,401
Toyota Motor Corp	313,200	7,114,306
		9,527,707
Household Durables - 1.6%
Panasonic Holdings Corp	235,400	3,230,532
Sony Group Corp	180,800	4,048,251
		7,278,783
TOTAL CONSUMER DISCRETIONARY		16,806,490
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Seven & i Holdings Co Ltd	307,000	4,400,214
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp	107,300	2,394,878
Financials - 3.3%
Capital Markets - 1.0%
SBI Holdings Inc	216,300	4,885,189
Financial Services - 0.0%
Sony Financial Group Inc (b)	180,100	181,547
Insurance - 2.3%
Japan Post Holdings Co Ltd	448,400	5,390,625
MS&AD Insurance Group Holdings Inc	203,000	5,174,355
		10,564,980
TOTAL FINANCIALS		15,631,716
Health Care - 1.3%
Pharmaceuticals - 1.3%
Shionogi & Co Ltd	305,100	6,277,631
Industrials - 6.4%
Machinery - 0.8%
Komatsu Ltd	96,400	3,705,145
Trading Companies & Distributors - 5.6%
ITOCHU Corp	368,900	4,713,483
Marubeni Corp	153,900	5,103,063
Mitsubishi Corp	199,300	5,293,220
Mitsui & Co Ltd	175,400	5,725,003
Sumitomo Corp	121,900	4,938,112
		25,772,881
TOTAL INDUSTRIALS		29,478,026
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.2%
Renesas Electronics Corp	248,100	4,143,042
SCREEN Holdings Co Ltd	36,200	4,613,587
Tokyo Electron Ltd	23,100	6,186,056
TOTAL INFORMATION TECHNOLOGY		14,942,685
Materials - 0.8%
Metals & Mining - 0.8%
Nippon Steel Corp	883,200	3,698,035
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Daiwa House Industry Co Ltd	80,100	2,731,272
Utilities - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co Inc/The	181,400	2,902,212
TOTAL JAPAN		105,453,467
LUXEMBOURG - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
ArcelorMittal SA	113,072	6,185,051
MEXICO - 2.0%
Materials - 2.0%
Metals & Mining - 2.0%
Fresnillo PLC	182,346	9,263,304
NETHERLANDS - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	10,032	14,507,662
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA	56,805	1,520,868
SINGAPORE - 0.6%
Financials - 0.6%
Banks - 0.6%
United Overseas Bank Ltd	96,400	2,907,193
SPAIN - 2.7%
Financials - 2.7%
Banks - 2.7%
Banco Bilbao Vizcaya Argentaria SA	236,319	6,030,387
Banco Santander SA	525,986	6,745,469

TOTAL SPAIN		12,775,856
SWEDEN - 3.1%
Consumer Staples - 0.7%
Household Products - 0.7%
Essity AB B Shares	103,384	3,073,870
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	133,253	5,166,193
Industrials - 1.3%
Machinery - 1.3%
Volvo AB B Shares	171,568	6,279,537
TOTAL SWEDEN		14,519,600
SWITZERLAND - 2.7%
Financials - 1.6%
Capital Markets - 0.9%
UBS Group AG	88,540	4,184,106
Insurance - 0.7%
Zurich Insurance Group AG	4,443	3,167,595
TOTAL FINANCIALS		7,351,701
Industrials - 1.1%
Electrical Equipment - 1.1%
ABB Ltd	58,746	5,085,395
TOTAL SWITZERLAND		12,437,096
UNITED KINGDOM - 9.7%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	2,620,642	3,862,293
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	83,231	2,497,854
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 0.9%
J Sainsbury PLC	971,933	4,273,287
Food Products - 0.8%
Associated British Foods PLC	135,588	3,544,455
TOTAL CONSUMER STAPLES		7,817,742
Financials - 3.4%
Banks - 2.8%
Barclays PLC	689,654	4,601,289
HSBC Holdings PLC	478,475	8,439,774
		13,041,063
Insurance - 0.6%
Aviva PLC	308,468	2,691,311
TOTAL FINANCIALS		15,732,374
Industrials - 2.7%
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd	421,500	3,413,687
Passenger Airlines - 2.0%
easyJet PLC	631,945	4,143,417
International Consolidated Airlines Group SA	845,773	4,853,680
		8,997,097
TOTAL INDUSTRIALS		12,410,784
Utilities - 0.7%
Multi-Utilities - 0.7%
Centrica PLC	1,210,249	3,171,229
TOTAL UNITED KINGDOM		45,492,276
UNITED STATES - 9.2%
Consumer Staples - 1.4%
Food Products - 1.4%
Nestle SA	69,951	6,670,349
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Shell PLC	132,615	5,084,546
Health Care - 4.8%
Health Care Equipment & Supplies - 0.3%
Alcon AG	16,867	1,367,233
Pharmaceuticals - 4.5%
GSK PLC	183,719	4,730,814
Novartis AG	38,574	5,741,643
Roche Holding AG non-voting shares	14,744	6,714,786
Sanofi SA	41,800	3,938,408
		21,125,651
TOTAL HEALTH CARE		22,492,884
Industrials - 1.9%
Commercial Services & Supplies - 1.1%
Waste Connections Inc	28,340	4,767,457
Marine Transportation - 0.8%
AP Moller - Maersk A/S Series B	1,577	3,926,673
TOTAL INDUSTRIALS		8,694,130
TOTAL UNITED STATES		42,941,909
TOTAL COMMON STOCKS (Cost $386,577,363)		466,534,867

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $36,957)	3.82	37,000	36,963

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $562,248)	3.70	562,136	562,248

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $387,176,568)	467,134,078
NET OTHER ASSETS (LIABILITIES) - 0.2% (c)	770,086
NET ASSETS - 100.0%	467,904,164

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	9	3/2026	1,366,560	61,854

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Includes $28,000 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,963.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	144,969	2,008,575	1,591,341	3,069	45	-	562,248	562,136	0.0%
Total	144,969	2,008,575	1,591,341	3,069	45	-	562,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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